Consolidated Statements Of Stockholders' (Deficiency) Equity (USD $) In Thousands	Class A Common Stock [Member]	Class B Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2008				$ (278,502)			$ (278,502)
Net income				53,756			53,756
Cash capital contributions from Cablevision			682				682
Cash capital distributions to Cablevision			(10,122)				(10,122)
Non-cash capital distribution related to the utilization of Company tax losses by Cablevision			(7,820)	(12,246)			(20,066)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			17,596				17,596
Other non-cash capital distributions/contributions, net			(336)				(336)
Balance at Dec. 31, 2009				(236,992)			(236,992)
Net income				80,099			80,099
Cash capital contributions from Cablevision			204,018				204,018
Cash capital distributions to Cablevision			(53,754)				(53,754)
Non-cash capital contribution related to the utilization of Cablevision tax losses			52,824				52,824
Distribution of net assets to Cablevision			(41,273)				(41,273)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			20,559				20,559
Other non-cash capital distributions/contributions, net			(650)				(650)
Balance at Dec. 31, 2010			181,724	(156,893)			24,831
Net income				126,454			126,454
Cash capital contributions from Cablevision			20,813				20,813
Cash capital distributions to Cablevision			(20,813)				(20,813)
Non-cash capital distribution to Cablevision related to employee benefit plans as a result of the Distribution			(6,313)				(6,313)
Non-cash capital distribution associated with the issuance of debt to Cablevision			(250,485)	(999,515)			(1,250,000)
Non-cash capital contribution, net related to adjustments to liability for uncertain tax positions and net deferred tax assets as a result of the Distribution			44,598				44,598
Non-cash capital contribution related to the utilization of Cablevision tax losses			36,867				36,867
Non-cash capital distribution related to tax credits utilized by Cablevision			(2,586)				(2,586)
Non-cash capital distribution of promissory note receivable to Cablevision			(17,113)				(17,113)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			8,343				8,343
Reclassification of common stock in connection with the Distribution	578	135	(713)
Other comprehensive loss						(12,027)	(12,027)
Share-based compensation expense			7,669				7,669
Proceeds from exercise of stock options	8		3,614				3,622
Treasury stock acquired from forfeiture and acquisition of restricted shares					(1,677)		(1,677)
Other non-cash capital distributions/contributions, net			337				337
Balance at Dec. 31, 2011	586	135	5,942	(1,029,954)	(1,677)	(12,027)	(1,036,995)
Net income				43,181			43,181
Other comprehensive loss						(517)	(517)
Share-based compensation expense			3,583				3,583
Proceeds from exercise of stock options	2		1,826				1,828
Treasury stock acquired from forfeiture and acquisition of restricted shares					(15,937)		(15,937)
Balance at Mar. 31, 2012	$ 588	$ 135	$ 11,351	$ (986,773)	$ (17,614)	$ (12,544)	$ (1,004,857)